Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
13.	GOODWILL

The Company’s goodwill balance of $696,000 as of December 31, 2019 relates to the excess of costs over the fair value of assets the Company acquired in 2003 related to its Canadian business (the “Reporting Unit”). In the Company’s evaluation of impairment indicators as of March 31, 2020, it determined that the uncertainty relating to the impact of the COVID-19 pandemic on the Reporting Unit’s future operating results represented an indicator of impairment. Accordingly, the Company compared the estimated fair value of the Reporting Unit to its carrying value at March 31, 2020, determined that a full impairment loss was warranted and recognized an impairment charge of $662,000 for the three months ended March 31, 2020. No further evaluations are necessary after March 31, 2020. There was no goodwill impairment recorded for the three or nine months ended September 30, 2019.

In addition to the impairment loss recognized, fluctuations in the amount of goodwill shown on the accompanying balance sheets can occur due to changes in the foreign currency exchange rates used when translating NTN Canada’s financial statement from Canadian dollars to US dollars during consolidation. The following table shows the changes in the carrying amount of goodwill for the nine months ended September 30, 2020.

Goodwill balance at January 1, 2020	$696,000
Activity for the three months ended March 31, 2020
Effects of foreign currency	(34,000)
Goodwill impairment	(662,000)
Goodwill balance at March 31, 2020 and September 30, 2020	$-

6.	Goodwill

The Company’s goodwill balance of $696,000 and $667,000 as of December 31, 2019 and 2018, respectively, relates to the excess of costs over the fair value of assets the Company acquired in 2003 related to its Canadian business (the “Reporting Unit”). The Company performed the quantitative impairment test of its goodwill in each of the years ended December 31, 2019 and 2018, as it determined that because of declines in revenue of the Reporting Unit, the decline in the Company’s stock price and other general market conditions, it was more likely than not that there were indications of impairment. The Company used three methods to determine the fair value of the reporting unit: the public company market method, the transaction market method and the income method. Each method was equally weighted to calculate the total estimated fair value, and then the Company compared this fair value to the carrying value of the reporting unit. The impairment test performed during 2018 resulted in the carrying value exceeding the fair value. Accordingly, the Company recognized a goodwill impairment loss of $261,000. The impairment test performed during 2019 resulted in the fair value exceeding the carrying value. Therefore, the Company did not record any goodwill impairment for the year ended December 31, 2019. In addition to the impairment loss recognized, fluctuations in the amount of goodwill shown on the accompanying balance sheets can occur due to changes in the foreign currency exchange rates used when translating NTN Canada’s financial statement from Canadian dollars to US dollars during consolidation. The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018:

	For the year ended			For the year ended
	December 31, 2019			December 31, 2018
	Gross Carrying Value	Effects of Foreign Currency	Net Carrying Value	Gross Carrying Value	Impairment Losses for the period	Effects of Foreign Currency	Net Carrying Value
Goodwill	$667,000	$29,000	$696,000	$1,004,000	$(261,000)	$(76,000)	$667,000